PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,600	Rp 2,080	Rp 1,361
Defined benefit plan actuarial gain (loss) - net of tax	$ (335)	(4,820)	2,375	2,058
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Service costs		6	6	7
Net interest cost		26	36	41
Net periodic pension benefit cost		32	42	48
Experience adjustments		40	10	2
Changes in demographic assumptions		(34)		0
Changes in financial assumptions		(30)	30	18
Defined benefit plan actuarial gain (loss) - net of tax		Rp (24)	Rp 40	Rp 20
Discount rate	8.00%	8.00%	5.75%	7.75%